Leases - Additional Information (Details) $ in Thousands								9 Months Ended
	Jun. 25, 2021 USD ($) item agreement	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 28, 2018	Jun. 26, 2018 subsidiary	Jan. 30, 2018 USD ($) subsidiary	May 30, 2017 USD ($) subsidiary	Sep. 30, 2022 USD ($)	Oct. 01, 2022 item	Sep. 30, 2022 facility	Sep. 30, 2022 item	Dec. 31, 2021 USD ($)	Jul. 30, 2021 agreement
Number Of Finance Lease Facility										3	4
Number of vessel in operation | item									5		7
Incremental borrowing rate								4.50%
Advance payment								$ 2,463				$ 3,551
Number of short term lease agreements | agreement	2
Number of long term lease agreements | agreement													1
Lease agreement period													12 months
Lease, Practical Expedients, Package [true false]	true
Japanese Leases No.1 and 2
Number of subsidiaries | subsidiary							2
Sellers Credit Note							$ 2,900
Japanese Leases No.1 and 2 | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note												$ 2,900
Japanese Lease No.3
Number of subsidiaries | subsidiary						1
Sellers Credit Note						$ 1,400
Japanese Lease No.3 | Finance Liability [Member]
Sellers Credit Note						$ 1,400
Japanese Lease No.4
Number of subsidiaries | subsidiary		1
Finance Lease Expiry Period		2029
Debt Instrument, Basis Spread on Variable Rate		3.20%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.20%
CMBFL Leases No.1 to 4
Number of subsidiaries | subsidiary					2
Debt Instrument, Basis Spread on Variable Rate				3.10%
Ocean Yield ASA
Number of subsidiaries | subsidiary			2
Finance Lease Expiry Period			2030
Debt Instrument, Basis Spread on Variable Rate			4.50%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 4.50%
China Huarong Leases
Number of subsidiaries | subsidiary		2
Finance Lease Expiry Period		2025
Debt Instrument, Basis Spread on Variable Rate		3.50%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.50%
CMBFL Shandong
Number of subsidiaries | item	2
Gross proceeds	$ 49,000
Transaction fees	$ 1,000